Revenues (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Disaggregated revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Nine months ended September 30,
	2022	2021
Contract Types:
Joint development agreements	$4,018	$10,660
Other contract research	4,100	1,393
Research and development revenue	8,118	12,053

Licensing	1,620	1,518
CarbonSmart	3,413	—
Engineering and other services	12,630	4,756
Carbon capture and transformation revenue	17,663	6,274

Total Revenue	$25,781	$18,327
The following table presents disaggregation of the Company’s revenues by customer location for the nine months ended September 30, 2022 and 2021 (in thousands):

	Nine months ended September 30,
	2022	2021
North America	$12,361	$12,725
Europe, Middle East, Africa (EMEA)	7,894	5,210
Asia	4,151	242
Australia	1,375	150
Total Revenue	$25,781	$18,327
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Contract Types:
Joint development agreements	$11,700	$6,928
Other contract research	$2,197	1,982
Research and development revenue	$13,897	8,910
Licensing	$2,025	1,018
Engineering and other services	$9,539	8,425
Carbon capture and transformation revenue	$11,564	9,443
Total Revenue	$25,461	$18,353
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
North America	$15,825	$15,732
Europe	7,522	2,117
Asia	1,477	504
Australia	637	—
Total Revenue	$25,461	$18,353

Changes in contract assets and liabilities
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2022 as Restated	$11,700	$3,476	$13,901
Additions to unbilled accounts receivable	19,355	—	—
Increases due to cash received	—	775	37
Unbilled accounts receivable recognized in trade receivables	(16,085)	—	—
Decrease on revaluation on currency	(122)	—	(804)
Reclassification from non-current to current contract liabilities	—	2,015	(2,015)
Reclassification to revenue as a result of performance obligations satisfied	—	(3,298)	—
Balance as of September 30, 2022	$14,848	$2,968	$11,119
The following table provides changes in contract assets and liabilities during the year ended December 31, 2021.

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of December 31, 2020 as Restated	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable as Restated	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables as Restated	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	$11,700	$3,476	$13,901

Remaining performance obligations
Remaining performance obligations consisted of the following (in thousands):

	As of
	September 30, 2022	December 31, 2021
Current	$2,968	$3,476
Non-current	11,119	13,901
Total	$14,087	$17,377
Remaining performance obligations consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current	$3,476	$5,480
Non-current	13,901	11,291
Total	$17,377	$16,771